Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts:

	Balance, beginning of year	Charges to earnings	Charges to other accounts(1)		Deductions	Balance, end of year
2022
Allowance for credit expected losses – Accounts Receivable(2)	$10,911	$8,233	$269		$(8,884)	$10,529
Allowance for credit expected losses financial – Loans Receivable(3)	$2,064	$13,972	$(132)		$(3,493)	$12,411
Allowance for cancellations	$19,216	$5,598	$70		$(16,707)	$8,177
Other reserves(4)	$2,272	$10,187	$112		$(9,779)	$2,792
2023
Allowance for credit expected losses – Accounts Receivable(2)	$10,529	$4,350	$767	$	$(8,837)	$6,809
Allowance for credit expected losses financial – Loans Receivable(3)	$12,411	$13,692	$1,108	$	$(13,628)	$13,583
Allowance for cancellations	$8,177	$17,513	$(541)		$(16,919)	$8,230
Other reserves(4)	$2,792	$11,307	$(263)		$(9,555)	$4,281
2024
Allowance for credit expected losses – Accounts Receivable(2)	$6,809	$4,513	$(1,075)	$	$(4,639)	$5,608
Allowance for credit expected losses financial – Loans Receivable(3)	$13,583	$18,226	$(3,580)	$	$(12,877)	$15,352
Allowance for cancellations	$8,230	$22,150	$2,229	$	$(22,754)	$9,855
Other reserves(4)	$4,281	$7,553	$(351)	$	$(7,398)	$4,085
(1)Charges to other accounts primarily relate to net translation adjustments.
(2)Deductions include our credit write-off inputs as of December 31, 2024, 2023, 2022 $652, $1,963 and $0, respectively.
(3)Deductions include our credit write-off inputs as of December 31, 2024, 2023, 2022 $12,877, $13,628 and $3,218, respectively.
(4)Other reserves primarily include our accrual of the cost associated with purchases made on our website related to the use of fraudulent credit cards charged-back due to payment disputes.